CONSULTING AGREEMENT	12 Months Ended
Sep. 30, 2025
Consulting Agreement
CONSULTING AGREEMENT

21. CONSULTING AGREEMENT

On March 31, 2023, the Company entered into a consulting and services agreement with Spirit Advisors LLC (“Spirit Advisors”). The Company agreed to compensate Spirit Advisors with initial engagement fee of U.S.$80,000, services fees of U.S.$240,000, and contingent performance fee of: (i) U.S.$200,000, if the Company’s market capitalization at the time of listing is at or below U.S.$50,000,000, or (ii) U.S.$300,000, if the Company’s market capitalization at the time of listing exceeds U.S.$50,000,000. Services fees of U.S. $80,000, U.S.$240,000 and contingent performance fee of U.S.$300,000 were incurred and paid upon the closing of the Company’s initial public offering on January 17, 2025.

The Company entered into a financial advisory agreement and a follow-on advisory agreement on February 7, 2025, and March 6, 2025, respectively, with Qing “Calvin” Zhu (the “Advisor”), an individual advisor, in connection with the Company’s financing. The Company incurred and paid the Advisor U.S.$250,000 for the financial advisory agreement and U.S.$250,000 for the follow-on advisory agreement, on February 17 and March 14, 2025, respectively.